Goodwill and Intangible Assets - Future Amortization (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining portion of 2025	$ 18,940	$ 2,058
2026	36,264	441
2027	36,250	427
2028	36,082	261
2029	36,069	246
Thereafter	42,290	1,476
Acquired Intangibles, Net	$ 205,895	$ 4,909	$ 7,003